Form 13F Cover Page

Report for the Calendar Year or Quarter Ended  December 31, 1999

Check here if Amendment  [X]
Amendment Number: 1

This Amendment Check only one.
[X] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report

Name		   Nvest Funds Management, L.P.
Address		399 Boylston Street
		       Boston, MA  02116

Form 13F File Number  28-5788

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager

Name:	 John E. Pelletier
Title:	Senior Vice President, General Counsel, Secretary and Clerk
Phone:	617 578-1132

Signature, Place, and Date of Signing

/s/ John E. Pelletier
Signature

Boston, MA
City, State

February 23, 2000
Date

Report Type
Check only one

[ ] 13F HOLDINGS REPORT. Check here if all holdings of this reporting manager are reported in this report.

[X] 13F NOTICE. Check here if no holdings reported are in this report, and all holdings are reported by other reporting mangers.

[ ] 13F COMBINATION REPORT. Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers.

List of Other Managers Reporting for this Manager

Name				                                     	13F File Number

Back Bay Advisors, L.P.			                       28-2619
Founders Asset Management, Inc.	                	28-00620
Harris Associates L.P.		                        	28-2013
Janus Capital Corporation		                     	28-1343
Jurika and Voyles, L.P.		                       	28-2899
Kobrick Funds LLC		                            		NA
Loomis, Sayles and Company, L.P.                	28-398
Montgomery Asset Management, L.P.              		28-6764
RS Investment Management, L.P.                 		28-5452
Westpeak Investment Advisors, L.P.             		28-4372
Vaughan, Nelson, Scarborough and McCullough, L.P	28-5840